Memorandum items (Tables)	12 Months Ended
Dec. 31, 2023
Off-Balance Sheet Exposures [Abstract]
Schedule of contingent commitments	The detail is as follows:

	2023	2022	2021
Loans commitment granted	279,589	274,075	262,737
Of which impaired	406	653	615
Financial guarantees granted	15,435	12,856	10,758
Of which impaired	578	521	188
Financial guarantees	15,400	12,813	10,715
Credit derivatives sold	35	43	43
Other commitments granted	113,273	92,672	75,733
Of which impaired	542	608	781
Technical guarantees	57,363	50,508	40,158
Other	55,910	42,164	35,575

Schedule of off-balance sheet funds managed by the entity and joint ventures
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2023	2022	2021
Investment funds	165,174	142,189	145,987
Pension funds	14,831	14,021	16,078
Assets under management	29,732	25,670	24,862
	209,737	181,880	186,927